PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Commercial Mortgage-Backed Securities 7.5%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$191,514
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	191,592
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	238,369
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	264	255,566
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	137	134,080
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	8	8,049
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	95,489
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	179	175,156
Series 2016-C31, Class A4	2.840	11/15/49	270	260,952

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	191,775

Total Commercial Mortgage-Backed Securities (cost $1,806,474)				1,742,542
Corporate Bonds 89.5%
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	27,420
Sr. Unsec’d. Notes	5.930	05/01/60	145	135,478

HEICO Corp., Gtd. Notes	5.350	08/01/33	50	50,386
				213,284
Agriculture 2.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	100	91,615
Gtd. Notes	4.700	04/02/27	100	99,797

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.500	02/01/30	200	203,614

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125%	02/13/31	15	$15,140
Sr. Unsec’d. Notes	5.375	02/15/33	100	101,341
				511,507
Airlines 0.6%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	80	80,536
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	39,300
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	23,939
				143,775
Auto Manufacturers 2.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.950	05/28/27	200	197,715
General Motors Co., Sr. Unsec’d. Notes	5.400	04/01/48	40	36,373
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.400	05/08/27	60	60,708
Sr. Unsec’d. Notes	5.800	01/07/29	20	20,458

Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31	205	168,944
				484,198
Banks 24.6%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	3.800	02/23/28	200	192,430
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	271,889
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	257,366
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	75	67,998
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	234,985

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	5.335(ff)	09/10/35	200	195,385
BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	200	179,182

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

BPCE SA (France), Sr. Non-Preferred Notes, 144A	2.375%	01/14/25	250	$248,673
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	24,842
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	155	132,563
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	290,098
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	110	107,758
Sub. Notes	4.450	09/29/27	100	98,651

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	57	57,760
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	54,140
Sr. Unsec’d. Notes	2.908(ff)	07/21/42	200	144,579
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	19,280
Sr. Unsec’d. Notes	5.016(ff)	10/23/35	60	58,599
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	40	40,480
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	109	113,111
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	250,813
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	132,452
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	76,769
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	35	30,433
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	344,059
Sr. Unsec’d. Notes	5.336(ff)	01/23/35	25	25,222
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	431,242
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	220,552
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	65	67,588

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.875(ff)	10/20/34	25	27,781
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	255	241,254
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	200	191,254
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.711(ff)	01/24/35	25	25,461
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	30	32,163

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	238,749

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.491%(ff)	10/23/34	35	$37,873
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	240	225,811
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	363,117
				5,752,362
Beverages 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	185	172,076
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	100	96,002
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.875	05/01/30	30	26,955
				295,033
Biotechnology 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	70	70,139
Sr. Unsec’d. Notes	5.750	03/02/63	30	30,007
				100,146
Building Materials 0.2%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	5.150	12/01/34	25	24,808
Sr. Unsec’d. Notes	5.500	12/01/54	15	14,690
				39,498
Chemicals 1.0%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250	11/15/41	30	28,383
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	30	29,982
Sr. Unsec’d. Notes	5.419	11/15/48	5	5,220

FMC Corp., Sr. Unsec’d. Notes	5.650	05/18/33	100	100,633

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148%	06/04/30	20	$17,849
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	39,523
				221,590
Commercial Services 1.6%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	42,957
ERAC USA Finance LLC, Gtd. Notes, 144A	4.900	05/01/33	150	148,442
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	74,660
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	160	108,660
				374,719
Computers 0.5%
Accenture Capital, Inc., Gtd. Notes	4.500	10/04/34	70	67,660
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	29,826
Gtd. Notes	4.375	05/15/30	30	28,926
				126,412
Distribution/Wholesale 0.3%
LKQ Corp., Gtd. Notes	6.250	06/15/33	75	77,402
Diversified Financial Services 1.5%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	50	52,338
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	100	84,723

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
LPL Holdings, Inc., Gtd. Notes	6.750%	11/17/28	30	$31,627
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.172	07/14/28	200	180,666
				349,354
Electric 9.6%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.450	05/15/51	65	44,499
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	90,099
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	150	133,826
Duke Energy Carolinas LLC, First Mortgage	3.450	04/15/51	50	35,934
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	100	96,961
Florida Power & Light Co., First Mortgage	5.600	06/15/54	55	56,723
Liberty Utilities Finance GP 1, Gtd. Notes, 144A	2.050	09/15/30	230	192,976
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	16,037
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	118,855
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.250	06/01/30	22	19,181
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	33,698
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	100	74,978
First Mortgage	4.000	12/01/46	100	75,674
First Mortgage	4.950	07/01/50	20	17,553

PacifiCorp, First Mortgage	4.125	01/15/49	100	78,782
PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	100	91,922
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	190	211,307

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Co. of Colorado, First Mortgage	5.750%	05/15/54	40	$41,456
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	59,683
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	396,322
Puget Sound Energy, Inc., First Mortgage	2.893	09/15/51	20	12,713
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	64,402
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	200,544
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.300	12/01/49	65	45,925
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	43,717
				2,253,767
Electronics 0.4%
Honeywell International, Inc.,
Sr. Unsec’d. Notes	5.250	03/01/54	50	49,689
Sr. Unsec’d. Notes	5.350	03/01/64	50	49,798
				99,487
Engineering & Construction 0.7%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	166,438
Entertainment 0.6%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	45	35,954
Gtd. Notes	5.141	03/15/52	130	97,903
				133,857

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 1.1%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000%	02/02/29	35	$32,039
Gtd. Notes	3.000	05/15/32	55	46,242

Mars, Inc., Sr. Unsec’d. Notes, 144A	2.375	07/16/40	20	13,683
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.625	09/13/31	205	169,030
				260,994
Gas 0.3%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.400	07/01/34	40	40,443
Southern California Gas Co., First Mortgage	5.050	09/01/34	40	39,888
				80,331
Hand/Machine Tools 0.1%
Regal Rexnord Corp., Gtd. Notes	6.050	02/15/26	30	30,303
Healthcare-Services 3.7%
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	19,463
Cigna Group (The), Gtd. Notes	4.900	12/15/48	30	26,593
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	100	88,270
Sr. Unsec’d. Notes	5.850	11/01/64	50	50,522
HCA, Inc.,
Gtd. Notes	3.125	03/15/27	40	38,466
Gtd. Notes	5.450	09/15/34	25	24,824

Laboratory Corp. of America Holdings, Gtd. Notes	4.800	10/01/34	75	72,256
Mayo Clinic, Unsec’d. Notes	3.774	11/15/43	85	70,457
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	55	38,948

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927%	11/01/51	100	$66,627
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	112,823
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	80	59,725
Sr. Unsec’d. Notes	3.250	05/15/51	90	62,766
Sr. Unsec’d. Notes	4.750	05/15/52	45	40,615
Sr. Unsec’d. Notes	5.750	07/15/64	25	25,474
Sr. Unsec’d. Notes	6.875	02/15/38	55	63,670
				861,499
Housewares 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	99,873
Insurance 3.0%
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	50	45,552
CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	80	77,088
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.650	04/05/27	45	43,843
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.125	10/15/52	95	60,167
Sr. Unsec’d. Notes	3.500	10/15/50	60	41,466
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	90	91,357
Sr. Unsec’d. Notes	6.000	12/07/33	37	38,046
Sr. Unsec’d. Notes	6.350	03/22/54	25	25,988

Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	50	47,032
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	5.000	03/15/35	150	149,450

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

MetLife, Inc., Sr. Unsec’d. Notes	5.000%	07/15/52	30	$28,071
Unum Group, Sr. Unsec’d. Notes	6.000	06/15/54	55	55,697
				703,757
Internet 0.3%
Meta Platforms, Inc., Sr. Unsec’d. Notes	5.400	08/15/54	20	20,067
Uber Technologies, Inc., Sr. Unsec’d. Notes	4.800	09/15/34	40	38,750
				58,817
Machinery-Diversified 0.3%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	55	46,668
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	10	10,374
Westinghouse Air Brake Technologies Corp., Gtd. Notes	5.611	03/11/34	20	20,555
				77,597
Media 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500	03/01/42	15	10,129
Sr. Sec’d. Notes	5.125	07/01/49	20	15,685
Sr. Sec’d. Notes	5.375	04/01/38	130	115,717
Sr. Sec’d. Notes	6.384	10/23/35	30	29,992

Comcast Corp., Gtd. Notes	5.500	05/15/64	130	126,659
Cox Communications, Inc.,
Gtd. Notes, 144A	1.800	10/01/30	25	20,578
Gtd. Notes, 144A	2.950	10/01/50	35	20,952
Gtd. Notes, 144A	5.450	09/01/34	25	24,377
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	60	50,612

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Discovery Communications LLC, Gtd. Notes	3.950%	06/15/25	28	$27,745
				442,446
Mining 1.7%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	87,265
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	200	194,926
Newmont Corp., Gtd. Notes	2.800	10/01/29	75	68,656
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	45	45,773
				396,620
Miscellaneous Manufacturing 0.3%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	63,279
Oil & Gas 2.4%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	4.000	01/15/31	150	139,792
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	10	10,122
Sr. Unsec’d. Notes	6.250	03/15/38	50	51,975
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	40	33,463
Sr. Unsec’d. Notes	5.250	06/15/37	21	19,993
Sr. Unsec’d. Notes	5.400	06/15/47	9	8,331

ConocoPhillips Co., Gtd. Notes	4.300	11/15/44	55	47,022
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	47,139
Diamondback Energy, Inc.,
Gtd. Notes	4.400	03/24/51	45	36,090
Gtd. Notes	6.250	03/15/33	75	79,028

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31	4	3,356

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.550%	10/01/34	25	$24,611
Permian Resources Operating LLC, Gtd. Notes, 144A	6.250	02/01/33	25	24,821
Petroleos Mexicanos (Mexico), Gtd. Notes	6.350	02/12/48	60	40,980
				566,723
Packaging & Containers 1.0%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	20	17,977
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	80	76,785
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	70,838
Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	79,352
				244,952
Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	83,352
Sr. Unsec’d. Notes	4.250	11/21/49	20	16,970
Sr. Unsec’d. Notes	4.400	11/06/42	60	53,600
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	85	83,598
Gtd. Notes	5.250	06/15/46	20	16,941

Viatris, Inc., Gtd. Notes	3.850	06/22/40	25	18,706
				273,167
Pipelines 8.3%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	100	89,887
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	90	81,918

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036%	11/15/33	70	$72,457
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	250	251,607
El Paso Natural Gas Co. LLC, Gtd. Notes, 144A	3.500	02/15/32	95	82,920
Energy Transfer LP,
Sr. Unsec’d. Notes	5.400	10/01/47	150	136,724
Sr. Unsec’d. Notes	6.250	04/15/49	60	60,981
Sr. Unsec’d. Notes	6.550	12/01/33	55	59,034
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	14,986

EnLink Midstream LLC, Gtd. Notes, 144A	6.500	09/01/30	25	26,326
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	40	35,822
Gtd. Notes	4.850	03/15/44	100	91,660
Gtd. Notes	5.550	02/16/55	10	9,915

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	82,502
Kinder Morgan, Inc., Sr. Unsec’d. Notes	5.100	08/01/29	140	140,576
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	43,791
Sr. Unsec’d. Notes	4.950	03/14/52	80	68,701
Sr. Unsec’d. Notes	5.200	12/01/47	75	66,688
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	45	40,912
Gtd. Notes	4.350	03/15/29	2	1,948
Gtd. Notes	4.500	03/15/50	30	24,225
Gtd. Notes	4.950	07/13/47	50	42,963
Gtd. Notes	5.650	11/01/28	10	10,266
Gtd. Notes	6.625	09/01/53	40	43,062
Targa Resources Corp.,
Gtd. Notes	4.950	04/15/52	20	17,377
Gtd. Notes	5.500	02/15/35	50	49,862
Gtd. Notes	6.125	03/15/33	40	41,799

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	80	61,384
Western Midstream Operating LP, Sr. Unsec’d. Notes	6.350	01/15/29	65	67,651

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.650%	08/15/32	105	$101,329
Sr. Unsec’d. Notes	5.300	08/15/52	30	28,070
				1,947,343
Real Estate 0.8%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	193,183
Real Estate Investment Trusts (REITs) 6.2%
Alexandria Real Estate Equities, Inc., Gtd. Notes	5.250	05/15/36	20	19,695
American Tower Corp.,
Sr. Unsec’d. Notes	3.550	07/15/27	40	38,735
Sr. Unsec’d. Notes	5.200	02/15/29	85	85,919
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	15	14,202
Sr. Unsec’d. Notes	4.125	06/15/26	200	197,330

Broadstone Net Lease LLC, Gtd. Notes	2.600	09/15/31	160	132,779
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	100	99,449
Sr. Unsec’d. Notes	5.600	06/01/29	30	30,767

CubeSmart LP, Gtd. Notes	2.250	12/15/28	50	45,154
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	4.000	01/15/31	170	155,970
Gtd. Notes	5.250	06/01/25	60	59,914

Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.625	11/15/31	115	96,494
Prologis LP,
Sr. Unsec’d. Notes	1.750	02/01/31	100	83,748
Sr. Unsec’d. Notes	5.250	03/15/54	35	33,742
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	85	76,371
Gtd. Notes	5.500	01/15/29	25	25,235

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

VICI Properties LP, Sr. Unsec’d. Notes	4.750%	02/15/28	110	$108,978
Welltower OP LLC, Gtd. Notes	2.800	06/01/31	100	88,083
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	65	51,543
				1,444,108
Retail 0.8%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.625	05/13/51	60	42,511
Gtd. Notes, 144A	5.267	02/12/34	10	9,853

AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30	100	97,463
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.950	06/25/34	45	45,053
				194,880
Semiconductors 1.5%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	267,288
Intel Corp.,
Sr. Unsec’d. Notes	4.900	08/05/52	20	16,583
Sr. Unsec’d. Notes	5.600	02/21/54	35	32,423
Sr. Unsec’d. Notes	5.700	02/10/53	31	28,919
				345,213
Shipbuilding 0.4%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	96,177
Software 0.8%
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	90	64,860
Sr. Unsec’d. Notes	3.900	05/15/35	45	39,943

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Oracle Corp., (cont’d.)
Sr. Unsec’d. Notes	4.000%	07/15/46	60	$47,058
Sr. Unsec’d. Notes	6.900	11/09/52	20	22,991
				174,852
Telecommunications 4.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55	80	55,538
Sr. Unsec’d. Notes	3.650	06/01/51	120	87,201
Sr. Unsec’d. Notes	3.800	12/01/57	105	75,250

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.750	05/24/31	150	131,058
Rogers Communications, Inc. (Canada),
Gtd. Notes	3.800	03/15/32	100	91,236
Gtd. Notes	5.300	02/15/34	20	19,826
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	110	100,989
Gtd. Notes	2.550	02/15/31	95	82,591
Gtd. Notes	3.875	04/15/30	110	104,492
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	80	66,753
Sr. Unsec’d. Notes	2.650	11/20/40	175	122,324
				937,258
Trucking & Leasing 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	85,502
Sr. Unsec’d. Notes, 144A(a)	5.250	07/01/29	30	30,269
				115,771

Total Corporate Bonds (cost $22,775,029)				20,951,972

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.7%
California 0.3%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563%	05/15/53	60	$53,607
Maryland 0.2%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56	50	49,875
Michigan 0.2%
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	60	50,028

Total Municipal Bonds (cost $163,464)				153,510
U.S. Treasury Obligation(k) 0.2%
U.S. Treasury Notes (cost $55,774)	3.875	08/15/34	55	53,212

Total Long-Term Investments (cost $24,800,741)				22,901,236

	Shares
Short-Term Investments 1.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	270,676	270,676
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $30,126; includes $29,387 of cash collateral for securities on loan)(b)(wb)	30,141	30,126

Total Short-Term Investments (cost $300,802)		300,802

TOTAL INVESTMENTS 99.2% (cost $25,101,543)		23,202,038
Other assets in excess of liabilities(z) 0.8%		196,748

Net Assets 100.0%		$23,398,786

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,840; cash collateral of $29,387 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at October 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Dec. 2024	$823,781	$(6,728)
1	5 Year U.S. Treasury Notes	Dec. 2024	107,234	(2,486)
8	10 Year U.S. Ultra Treasury Notes	Dec. 2024	910,000	(36,697)
2	20 Year U.S. Treasury Bonds	Dec. 2024	235,938	(13,159)
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	376,875	(23,848)
				(82,918)
Short Position:
14	10 Year U.S. Treasury Notes	Dec. 2024	1,546,563	51,901
				$(31,017)

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Interest rate swap agreements outstanding at October 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
340	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.900%	$107	$3,583	$3,476
210	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.900%	(223)	(2,859)	(2,636)
				$(116)	$724	$840

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Corporate Bond Fund